Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Australia (2.2%)
	CSL Ltd.	209,161	43,363
	Aristocrat Leisure Ltd.	295,313	6,957
	REA Group Ltd.	61,367	6,821
	Brambles Ltd.	717,455	5,773
*	Ramsay Health Care Ltd.	102,945	4,940
	Domino's Pizza Enterprises Ltd.	40,579	2,838
	Qube Holdings Ltd.	876,204	1,899
	Technology One Ltd.	133,585	877
*	Corporate Travel Management Ltd.	55,052	696
*	Credit Corp Group Ltd.	28,941	623
			74,787
Belgium (0.8%)
	UCB SA	89,658	9,284
	Groupe Bruxelles Lambert SA	74,672	7,387
	Sofina SA	15,687	5,071
	Ackermans & van Haaren NV	15,892	2,429
	Melexis NV	19,491	2,179
	Barco NV	40,698	786
*	Kinepolis Group NV	12,110	495
			27,631
Canada (5.3%)
	Canadian National Railway Co.	328,933	33,316
	Brookfield Asset Management Inc. Class A	726,344	28,145
	Alimentation Couche-Tard Inc. Class B	399,931	12,197
	Franco-Nevada Corp.	87,133	10,380
	Magna International Inc.	139,908	9,853
	Loblaw Cos. Ltd.	165,640	7,999
	Intact Financial Corp.	65,998	7,277
	Imperial Oil Ltd.	346,151	6,586
	Dollarama Inc.	141,635	5,537
	George Weston Ltd.	70,689	5,117
	Metro Inc.	116,102	5,019
	Saputo Inc.	187,613	4,919
	CCL Industries Inc. Class B	77,467	3,554
[1]	Canadian Tire Corp. Ltd. Class A	26,909	3,489
	Ritchie Bros Auctioneers Inc.	51,140	3,020
*	CAE Inc.	124,561	2,814
	TFI International Inc.	41,517	2,758
	Toromont Industries Ltd.	38,726	2,600
	Onex Corp.	47,319	2,506
*	Gildan Activewear Inc.	93,878	2,346
	Empire Co. Ltd. Class A	79,493	2,196

		Shares	Market Value ($000)
	Parkland Corp.	70,127	2,104
	Boyd Group Services Inc.	9,636	1,787
	Stantec Inc.	49,983	1,775
	Premium Brands Holdings Corp. Class A	20,155	1,647
	Finning International Inc.	75,479	1,576
	Atco Ltd. Class I	48,168	1,379
	Cogeco Communications Inc.	14,879	1,268
	Enghouse Systems Ltd.	22,606	1,038
	Stella-Jones Inc.	28,064	1,009
	Richelieu Hardware Ltd.	23,261	682
	Equitable Group Inc.	7,730	625
	Cogeco Inc.	6,553	471
			176,989
China (9.5%)
	Tencent Holdings Ltd.	2,205,624	196,528
	Ping An Insurance Group Co. of China Ltd. Class H	3,427,000	40,362
	China Merchants Bank Co. Ltd. Class H	2,111,000	16,166
[2]	Longfor Group Holdings Ltd.	2,757,000	15,526
	China Resources Land Ltd.	3,288,000	13,011
	China Overseas Land & Investment Ltd.	5,066,619	11,509
	China Gas Holdings Ltd.	2,403,200	8,458
	China Resources Gas Group Ltd.	1,137,000	5,664
	Guangdong Investment Ltd.	3,038,000	5,321
	China Medical System Holdings Ltd.	1,120,000	1,605
	Sinopharm Group Co. Ltd. Class H	637,500	1,562
	China Aoyuan Group Ltd.	1,214,000	1,068
	China Railway Group Ltd. Class H	1,766,000	802
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	383,800	663
			318,245
Colombia (0.2%)
	Grupo Nutresa SA	212,550	1,453
	Bancolombia SA ADR	41,205	1,450
	Grupo de Inversiones Suramericana SA	219,947	1,399
	Grupo Argos SA	286,238	1,067
	Cementos Argos SA	541,810	886
	Bancolombia SA Preference	48,647	430
			6,685
Denmark (1.6%)
	DSV PANALPINA A/S	108,225	16,886
	Coloplast A/S Class B	91,005	13,584
	Novozymes A/S Class B	109,499	6,572
*	Chr Hansen Holding A/S	60,853	5,505
	GN Store Nord AS	65,689	5,004
	SimCorp A/S	19,258	2,493
	ROCKWOOL International A/S Class B	5,198	1,961
	Ringkjoebing Landbobank A/S	12,510	1,099
			53,104
Finland (0.1%)
	Huhtamaki Oyj	50,766	2,489
France (13.2%)
	LVMH Moet Hennessy Louis Vuitton SE	232,824	140,764
	L'Oreal SA (XPAR)	151,738	53,382
	Hermes International	48,594	49,582
*	L'Oreal SA	105,429	37,090
*	Airbus SE	361,674	36,369
	EssilorLuxottica SA	201,807	28,547

		Shares	Market Value ($000)
	Dassault Systemes SE	120,952	24,145
	Sartorius Stedim Biotech	42,427	17,751
	Legrand SA	122,370	11,244
	Teleperformance	27,107	8,866
*	Eurofins Scientific SE	82,342	7,904
*	Orpea SA	29,955	4,145
*	Getlink SE	256,853	3,958
	Arkema SA	35,539	3,933
	Cie Plastic Omnium SA	69,422	2,720
	Wendel SE	21,037	2,429
	Rubis SCA	46,566	2,108
*	SEB SA Loyalty Shares	9,382	1,783
*	Eurazeo SA	24,180	1,693
	SEB SA (XPAR)	8,087	1,537
*	SEB SA Loyalty Shares 2023	5,652	1,074
*	Eurazeo SE	12,673	888
	IPSOS	19,253	615
			442,527
Germany (4.6%)
	SAP SE	566,540	71,887
	Fresenius SE & Co. KGaA	256,857	11,439
	Fresenius Medical Care AG & Co. KGaA	139,737	11,305
	Sartorius AG Preference	17,205	8,553
	Henkel AG & Co. KGaA Preference	81,893	8,482
	Symrise AG Class A	62,252	7,747
	HeidelbergCement AG	92,251	6,819
	Brenntag AG	71,039	5,565
	Rational AG	5,291	5,086
	Bechtle AG	19,448	4,121
*	Fielmann AG	39,060	3,389
*	CTS Eventim AG & Co. KGaA	44,956	2,652
	FUCHS PETROLUB SE Preference	32,556	1,852
	Encavis AG	62,503	1,701
	Gerresheimer AG	14,801	1,575
[1]	GRENKE AG	21,275	1,057
	Norma Group SE	13,730	685
	Cewe Stiftung & Co. KGaA	2,917	391
			154,306
Hong Kong (3.3%)
	AIA Group Ltd.	5,580,360	67,281
	MTR Corp. Ltd.	2,848,120	16,528
	Techtronic Industries Co. Ltd.	842,484	12,585
	Hong Kong & China Gas Co. Ltd.	8,161,260	11,722
	Vitasoy International Holdings Ltd.	466,000	2,028
			110,144
India (11.6%)
	Reliance Industries Ltd.	2,923,577	73,574
	Tata Consultancy Services Ltd.	1,728,656	73,549
*	HDFC Bank Ltd. ADR	752,100	54,226
	Infosys Ltd. ADR	1,855,142	31,315
	Hindustan Unilever Ltd.	996,628	30,856
	Housing Development Finance Corp. Ltd.	798,646	25,970
*	Kotak Mahindra Bank Ltd.	880,766	20,632
	Bajaj Finance Ltd.	276,643	17,880
	ITC Ltd.	5,684,915	15,804
	Asian Paints Ltd.	439,592	14,484
	Larsen & Toubro Ltd.	647,266	11,801

		Shares	Market Value ($000)
	Pidilite Industries Ltd.	232,026	5,308
	Berger Paints India Ltd.	445,585	4,307
	Infosys Ltd.	131,928	2,235
	Page Industries Ltd.	5,224	1,942
	Container Corp. of India Ltd.	283,474	1,684
	LIC Housing Finance Ltd.	239,206	1,293
	Sundaram Finance Ltd.	50,700	1,181
	Persistent Systems Ltd.	32,674	682
*	Yes Bank Ltd.	545,158	117
			388,840
Indonesia (1.3%)
	Bank Central Asia Tbk PT	11,235,300	27,023
	Bank Rakyat Indonesia Persero Tbk PT	56,300,500	16,691
			43,714
Ireland (0.7%)
	Kerry Group plc Class A	81,081	11,003
*	Kingspan Group plc	83,388	5,661
	Smurfit Kappa Group plc	117,621	5,658
	Total Produce plc	158,619	280
			22,602
Israel (0.1%)
	Azrieli Group Ltd.	56,668	3,445
Italy (0.2%)
	DiaSorin SPA	25,768	5,635
	Reply SPA	17,113	2,093
			7,728
Japan (12.7%)
	Keyence Corp.	110,800	59,486
	Murata Manufacturing Co. Ltd.	312,000	29,967
	Daikin Industries Ltd.	139,600	29,474
	M3 Inc.	313,500	26,389
	Tokio Marine Holdings Inc.	326,100	16,018
	Seven & i Holdings Co. Ltd.	406,100	15,508
	Terumo Corp.	352,076	13,684
	Nitori Holdings Co. Ltd.	58,001	11,511
	Sysmex Corp.	93,830	10,946
	Asahi Group Holdings Ltd.	225,343	9,098
	Obic Co. Ltd.	47,800	8,944
	Shionogi & Co. Ltd.	148,200	8,046
	Oracle Corp. Japan	63,100	7,434
	Pan Pacific International Holdings Corp.	296,464	6,657
	MonotaRO Co. Ltd.	117,799	5,903
	Shimadzu Corp.	140,777	5,382
	Tokyo Century Corp.	61,100	4,960
	Yamaha Corp.	86,200	4,858
	Koito Manufacturing Co. Ltd.	74,900	4,833
	West Japan Railway Co.	87,205	4,649
	GMO Payment Gateway Inc.	32,300	4,602
	TOTO Ltd.	80,900	4,481
	Otsuka Corp.	88,600	4,461
	Itochu Techno-Solutions Corp.	120,103	4,234
	Hikari Tsushin Inc.	20,000	4,194
	Asahi Intecc Co. Ltd.	127,600	4,189
	Sekisui Chemical Co. Ltd.	230,500	4,157
	Kose Corp.	25,700	4,130
	Yakult Honsha Co. Ltd.	79,900	4,081

	Shares	Market Value ($000)
Nissan Chemical Corp.	69,900	3,981
Kansai Paint Co. Ltd.	132,100	3,888
Welcia Holdings Co. Ltd.	104,100	3,527
Ryohin Keikaku Co. Ltd.	135,200	3,233
SCSK Corp.	54,400	3,026
USS Co. Ltd.	150,500	2,964
Yokogawa Electric Corp.	131,100	2,834
Hakuhodo DY Holdings Inc.	190,400	2,759
Stanley Electric Co. Ltd.	85,600	2,678
Medipal Holdings Corp.	121,400	2,486
OBIC Business Consultants Co. Ltd.	38,400	2,445
Kurita Water Industries Ltd.	58,600	2,379
Sundrug Co. Ltd.	59,824	2,373
Chiba Bank Ltd.	417,500	2,271
NOF Corp.	47,200	2,268
Alfresa Holdings Corp.	113,200	2,257
Persol Holdings Co. Ltd.	118,700	2,226
Nomura Real Estate Holdings Inc.	99,380	2,220
Rinnai Corp.	21,084	2,202
Benefit One Inc.	75,700	2,146
Marui Group Co. Ltd.	113,000	2,025
NGK Spark Plug Co. Ltd.	108,500	2,024
Relo Group Inc.	73,700	1,834
Kewpie Corp.	74,800	1,725
Takara Bio Inc.	60,100	1,668
SHO-BOND Holdings Co. Ltd.	36,484	1,588
Kyowa Exeo Corp.	59,200	1,546
Sanwa Holdings Corp.	125,400	1,430
PALTAC Corp.	25,854	1,343
Seven Bank Ltd.	609,300	1,342
Goldwin Inc.	19,700	1,187
NEC Networks & System Integration Corp.	64,300	1,139
Horiba Ltd.	16,800	1,100
TS Tech Co. Ltd.	36,400	1,054
Yaoko Co. Ltd.	15,300	1,004
Infomart Corp.	115,200	987
J Front Retailing Co. Ltd.	111,900	927
Elecom Co. Ltd.	17,800	843
Aica Kogyo Co. Ltd.	24,800	807
Fuyo General Lease Co. Ltd.	11,100	769
Kotobuki Spirits Co. Ltd.	13,000	704
NSD Co. Ltd.	36,600	701
Lintec Corp.	30,400	689
Takuma Co. Ltd.	32,200	679
Nagase & Co. Ltd.	46,400	665
Japan Material Co. Ltd.	42,900	599
en-japan Inc.	20,400	584
Nichias Corp.	24,900	569
Mizuho Leasing Co. Ltd.	17,800	554
Starts Corp. Inc.	20,842	536
Senko Group Holdings Co. Ltd.	57,160	531
Aeon Delight Co. Ltd.	19,900	521
Kyoritsu Maintenance Co. Ltd.	16,000	518
Hazama Ando Corp.	73,400	509
Nojima Corp.	18,800	480
Valor Holdings Co. Ltd.	20,012	474
Maruwa Co. Ltd.	4,500	471
San-A Co. Ltd.	12,126	470

		Shares	Market Value ($000)
	Funai Soken Holdings Inc.	20,700	458
	Modec Inc.	24,300	454
	Glory Ltd.	23,000	446
	Prestige International Inc.	50,100	441
	Nippon Densetsu Kogyo Co. Ltd.	22,500	420
	Kissei Pharmaceutical Co. Ltd.	19,000	418
	Shoei Co. Ltd.	10,100	412
	S Foods Inc.	12,300	409
	Ai Holdings Corp.	21,570	407
	Takeuchi Manufacturing Co. Ltd.	17,800	405
	Kameda Seika Co. Ltd.	8,200	380
	eGuarantee Inc.	17,100	380
	JCU Corp.	10,000	373
	Musashi Seimitsu Industry Co. Ltd.	25,900	367
	Hogy Medical Co. Ltd.	11,700	357
	Fukushima Galilei Co. Ltd.	8,100	336
	Sekisui Jushi Corp.	17,200	332
	Ricoh Leasing Co. Ltd.	11,100	327
	Mitsubishi Pencil Co. Ltd.	25,300	321
[1]	Kitanotatsujin Corp.	57,300	313
	Future Corp.	17,600	295
	Yellow Hat Ltd.	18,400	295
	Siix Corp.	20,000	293
	Monogatari Corp.	2,500	277
	Mandom Corp.	17,500	263
	Sato Holdings Corp.	12,600	263
	Fujicco Co. Ltd.	12,900	252
	Link And Motivation Inc.	45,800	250
	Mitsubishi Research Institute Inc.	6,100	246
	Tosho Co. Ltd.	16,000	236
	Hiday Hidaka Corp.	13,862	233
	G-Tekt Corp.	15,700	220
	Kyokuto Kaihatsu Kogyo Co. Ltd.	15,500	213
	Hamakyorex Co. Ltd.	6,800	199
	WDB Holdings Co. Ltd.	7,300	182
	Sinko Industries Ltd.	10,000	174
	BeNEXT Group Inc.	14,700	173
	Nippon Parking Development Co. Ltd.	125,200	169
	Tosei Corp.	17,000	168
	Yondoshi Holdings Inc.	8,600	157
	Sun Frontier Fudousan Co. Ltd.	17,500	147
	Kito Corp.	9,500	138
	Takara Leben Co. Ltd.	42,100	127
	Tanseisha Co. Ltd.	17,400	122
	Koshidaka Holdings Co. Ltd.	29,600	118
			426,001
Malaysia (0.0%)
	My EG Services Bhd.	1,503,800	711
Mexico (0.9%)
	America Movil SAB de CV Series L	20,672,556	13,786
	Grupo Elektra SAB de CV	107,210	7,249
*	Grupo Financiero Inbursa SAB de CV Class O	3,118,355	2,781
*	Grupo Carso SAB de CV	1,072,704	2,699
*	Grupo Aeroportuario del Sureste SAB de CV Class B	130,178	2,048
*	Regional SAB de CV	141,000	577
			29,140

		Shares	Market Value ($000)
Morocco (0.1%)
	Attijariwafa Bank	98,090	4,774
Netherlands (3.2%)
	ASML Holding NV	196,195	104,739
	Aalberts NV	53,067	2,396
			107,135
New Zealand (0.2%)
	Ryman Healthcare Ltd.	231,619	2,573
	Mainfreight Ltd.	45,805	2,210
	Port of Tauranga Ltd.	320,965	1,730
			6,513
Norway (0.1%)
	TOMRA Systems ASA	69,405	3,176
Philippines (0.6%)
	SM Investments Corp.	551,510	11,279
	Ayala Land Inc.	6,734,870	5,261
	International Container Terminal Services Inc.	920,010	2,265
	Jollibee Foods Corp.	510,738	1,883
			20,688
South Africa (1.7%)
	Naspers Ltd. Class N	203,093	46,982
*	Capitec Bank Holdings Ltd.	53,393	4,888
	Clicks Group Ltd.	115,111	1,891
	Remgro Ltd.	249,186	1,650
*	Bidvest Group Ltd.	159,993	1,649
	PSG Group Ltd.	101,399	431
			57,491
South Korea (0.0%)
	LEENO Industrial Inc.	6,839	934
*	AfreecaTV Co. Ltd.	4,923	271
			1,205
Spain (1.7%)
	Industria de Diseno Textil SA	1,436,601	42,607
*	Amadeus IT Group SA	198,866	12,696
	Grupo Catalana Occidente SA	55,679	1,892
	Vidrala SA	12,424	1,365
			58,560
Sweden (2.0%)
	Investor AB Class B	207,246	15,201
	Hexagon AB Class B Class B	162,170	14,133
	Assa Abloy AB Class B	486,327	12,028
*	Svenska Cellulosa AB SCA Class B	294,320	5,184
*	L E Lundbergforetagen AB Class B	70,933	3,726
	Castellum AB	128,602	3,085
*	Trelleborg AB Class B	117,812	2,665
	AAK AB	119,496	2,336
	Hexpol AB	151,839	1,659
	Hufvudstaden AB Class A	100,339	1,533
	Wihlborgs Fastigheter AB	71,478	1,468
*	AF Poyry AB	53,331	1,459
	Atrium Ljungberg AB Class B	55,280	1,063
*	Nolato AB Class B	10,042	929
	Loomis AB Class B	32,710	837
*	Biotage AB	25,289	426
			67,732

		Shares	Market Value ($000)
Switzerland (13.3%)
	Nestle SA (Registered)	1,068,622	119,789
	Roche Holding AG	323,950	111,799
	Novartis AG (Registered)	1,163,991	105,394
	Cie Financiere Richemont SA (Registered) Class A	260,604	24,206
	Sika AG (Registered)	65,069	17,706
	Givaudan SA (Registered)	4,237	17,070
	Partners Group Holding AG	12,203	14,409
	Geberit AG (Registered)	16,451	10,069
	EMS-Chemie Holding AG (Registered)	10,667	10,061
*	Sonova Holding AG (Registered)	29,969	7,230
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	554	4,800
*	ALSO Holding AG (Registered)	6,099	1,637
	Interroll Holding AG (Registered)	367	1,208
	Orior AG	2,791	227
			445,605
Taiwan (0.2%)
	E.Sun Financial Holding Co. Ltd.	5,704,230	4,807
	Bizlink Holding Inc.	58,000	640
			5,447
Turkey (0.1%)
	BIM Birlesik Magazalar AS	278,315	2,739
United Kingdom (7.9%)
	Diageo plc	1,076,215	43,207
	RELX plc	889,566	22,024
	Prudential plc	1,199,519	19,192
*	Compass Group plc	823,955	14,718
	Experian plc	418,229	14,618
	Ferguson plc	103,342	11,999
*	Associated British Foods plc	364,761	10,536
	Ashtead Group plc	206,740	10,376
	Halma plc	176,642	5,954
*	Rentokil Initial plc	854,904	5,802
	Intertek Group plc	75,203	5,664
	Croda International plc	63,596	5,464
*	InterContinental Hotels Group plc	84,132	5,183
	Spirax-Sarco Engineering plc	33,871	5,121
	Bunzl plc	155,811	5,001
*	JD Sports Fashion plc	449,293	4,574
*	Burberry Group plc	190,436	4,463
	Hikma Pharmaceuticals plc	122,249	4,015
	Johnson Matthey plc	91,530	3,682
	Smiths Group plc	186,903	3,610
	DCC plc	45,785	3,444
*	Rightmove plc	414,597	3,394
	Intermediate Capital Group plc	135,268	3,137
*	Howden Joinery Group plc	290,105	2,660
	Dechra Pharmaceuticals plc	49,330	2,432
	Spectris plc	57,050	2,364
*	Travis Perkins plc	119,973	2,208
*	Abcam plc	96,387	2,186
	Genus plc	31,113	2,090
*	Hiscox Ltd.	160,566	2,048
*	Meggitt plc	373,021	2,017
*	IWG plc	465,124	1,988
	Diploma plc	60,013	1,896
	Rotork plc	425,542	1,887

		Shares	Market Value ($000)
*	Dunelm Group plc	96,196	1,517
*	Dart Group plc	83,281	1,499
	RWS Holdings plc	179,629	1,443
	Britvic plc	137,870	1,403
	Grafton Group plc	111,761	1,320
*	WH Smith plc	59,853	1,250
*	Beazley plc	283,065	1,205
	Victrex plc	35,458	1,134
	Cranswick plc	23,352	1,089
	Grainger plc	277,272	1,008
	QinetiQ Group plc	243,202	999
	Daily Mail & General Trust plc Class A	91,789	964
*	National Express Group plc	276,558	945
	GB Group plc	80,545	941
*	Domino's Pizza Group plc	194,800	876
*	Savills plc	58,992	847
	Ultra Electronics Holdings plc	29,801	812
	Bodycote plc	79,653	763
*	CVS Group plc	28,546	597
	Hill & Smith Holdings plc	30,806	569
	Avon Rubber plc	13,063	552
	St. Modwen Properties plc	87,376	463
	Rathbone Brothers plc	20,642	453
	Smart Metering Systems plc	47,720	446
	Clarkson plc	12,826	438
	Hilton Food Group plc	30,775	423
	EMIS Group plc	26,590	421
*	Greencore Group plc	233,570	371
*	4imprint Group plc	11,227	367
*	Rank Group plc	203,867	348
	DiscoverIE Group plc	35,950	333
*	AG Barr plc	46,005	308
	James Fisher & Sons plc	22,493	307
	Helical plc	51,262	265
*	Restore plc	53,689	261
	Alliance Pharma plc	193,839	230
*	Speedy Hire plc	209,704	192
			266,313
United States (0.1%)
*	Autoliv Inc. SDR	41,000	3,651
*	Burford Capital Ltd.	91,668	777
			4,428
Total Common Stocks (Cost $2,599,039)			3,340,894

		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.107% (Cost $19,353)	193,533	19,353
Total Investments (100.1%) (Cost $2,618,392)			3,360,247
Other Assets and Liabilities—Net (-0.1%)			(2,750)
Net Assets (100%)			3,357,497
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,344,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $15,526,000, representing 0.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,697,000 was received for securities on loan, of which $4,662,000 is held in Vanguard Market Liquidity Fund and $35,000 is held in cash.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
SDR—Special Drawing Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2021	139	5,867	(180)
E-mini S&P 500 Index	March 2021	6	1,112	(42)
MSCI Emerging Markets Index	March 2021	88	5,835	60
Topix Index	March 2021	11	1,894	(17)
				(179)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	4/6/21	EUR	2,914	USD	3,596	—	(54)
Standard Chartered Bank	4/6/21	JPY	119,510	USD	1,157	—	(15)
Barclays Bank plc	4/6/21	USD	3,090	CHF	2,718	32	—
						32	(69)
CHF—Swiss franc.
EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	298,635	3,042,259	—	3,340,894
Temporary Cash Investments	19,353	—	—	19,353
Total	317,988	3,042,259	—	3,360,247
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	32	—	32
Liabilities
Futures Contracts[1]	275	—	—	275
Forward Currency Contracts	—	69	—	69
Total	275	69	—	344
1	Represents variation margin on the last day of the reporting period.